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February 18, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 464 (the “Fund”)

(File No. 333-235543) (CIK# 1792883)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on December 17, 2019.

We received comments from the staff of the Commission on January 14, 2020 requesting that we make certain changes to the Registration Statement. We amended the Registration Statement in response to those comments on February 3, 2020. In a telephone conversation between Anu Dubey and Matthew Wirig on February 12, 2020 we received additional comments requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the Registrant’s comptroller or principal accounting officer sign the Registration Statement citing an instruction in Form S-6. As discussed with Ms. Dubey, the Sponsor does not currently have someone with the title of “principal accounting officer” and the person serving in that capacity already signs the Registration Statement in her capacity as Chief Financial Officer and Director. Our reading of that instruction is that it refers to the principal financial officer, comptroller or principal accounting officer. However, the Sponsor is in the process of formally having Debbie Hoffman named principal accounting officer and that title will be added to her signature line for the final Registration Statement.

Comment 2

The comment requested that language relating to security selection by the Sponsor where the Sponsor has a declining interest rate outlook be removed from the prospectus. The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that the word “primarily” be added to the descriptions of the underlying funds’ investments in the “Portfolio Selection” subsection of the “Investment Summary – Principal Investment Strategy” section of the prospectus. The prospectus has been updated in accordance with this comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on February 25, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the “Commission”) at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP